PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report for Municipal Cash Series II, a portfolio of Cash Trust Series II, which covers the six-month reporting period ended November 30, 1997. The report begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's tax-free securities issued by municipalities nationwide, and its financial statements.

During the reporting period, the fund paid a total of $0.02 in tax-free dividends per share.* In addition to tax-free income on their ready cash, the fund also offers tax-sensitive shareholders the important advantages of daily liquidity and stability of principal.** At the end of the reporting period, fund net assets totaled $252.3 million.

Thank you for choosing Municipal Cash Series II as a convenient way to keep your cash working for you on a daily, tax-free basis. Please contact your investment representative if you have any questions about the fund.

Sincerely,

Richard B. Fisher
President
January 15, 1998

* Income may be subject to the federal alternative minimum tax and state and local taxes.

** Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in this fund is not insured or guaranteed by the U.S. government.

INVESTMENT REVIEW

Municipal Cash Series II invests in high-quality, short-term, tax-exempt debt securities and seeks to maintain a stable net asset value of $1.00 per share. The seven-day net yield for the fund on November 30, 1997, was 3.23% compared to a seven-day net yield of 3.24% at the end of the previous reporting period.* The latest yield was the equivalent of a 5.36% taxable yield for investors in the highest federal tax bracket.*

The economy remained robust over the reporting period, posting a rate of growth of 3.30% for the second and third quarters and is expected to continued at this above-trend pace in for the fourth quarter 1997. At the same time, however, inflationary pressures have remained quite benign over the period in spite of impressive performance from the economy and historically low unemployment figures. Early in the reporting period, in the wake of the Federal Reserve Board's (the "Fed's") 25 basis point increase in the federal fund's target rate on March 25, 1997, short-term interest rates remained relatively high as market participants sought to ascertain whether another move was soon to follow. As inflationary pressures remained mild, however, fears of a near-term tightening by the Fed gradually receded and all but vanished by late June. The end of the period coincided with very disappointing economic news from the Pacific Rim and as a consequence, an unsteady U.S. stock market. These overriding macro issues eliminated any rate tightening intentions the Fed may have had during the third quarter of 1997. Short-term interest rates traded within a rather narrow range during the period. Movements in the 1-year Treasury bill over the period best revealed the market's shifting sentiment. The 1-year T-Bill traded as high as 5.75% in early June, but then fell to as low as 5.45% before closing the period at 5.50%.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over this reporting period, most notably the summer note issuance season. Variable rate demand notes (VRDNs), which comprise more than 50% of the Trust's assets, started the reporting period at a yield of 3.45% but spiked upward to as high as 4.15% in late June of 1997 due to a substantial supply of notes in the market. VRDN yields fell in August 1997, but moved sharply higher in September to above 4.00% as supply and demand imbalances occurred once again. Yields then fell again in October 1997, before rising once again to close the reporting period at 3.85%. Over the reporting period, VRDN yields averaged 70% or more of taxable rates making them attractive for investors at the 31% or higher federal tax brackets.

The Trust remained in a 45- to 50-day average maturity target range over the reporting period, a neutral stance, and moved within that range according to relative value opportunities. Early in the reporting period, fixed-rate notes as a percentage of treasuries were fairly expensive, so we held off on purchasing these notes and locking in those yields. As the market cheapened in the third quarter, we began to take advantage of attractive buying opportunities to maintain the Trust's average maturity. We continue to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months.

With one pre-emptive tightening under their belt, Fed officials now appear to be debating, both publicly and privately, whether the conditions at hand--strong growth yet little to no price inflation and overseas economic implications--would indicate that the non-inflationary potential of the economy is actually greater than previously thought. Growth of 2 to 21o2% has generally been embraced as this non-inflationary potential. As the Fed continues to analyze the situation, the front end of the taxable and tax-exempt municipal markets are destined to be range-bound, absent any signs of upward pressures on prices. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

* Performance quoted represents past performance and is not indicative of future results. Yield will vary.

                          PORTFOLIO OF INVESTMENTS
                          MUNICIPAL CASH SERIES II
                              NOVEMBER 30, 1997

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--101.9%
 ALABAMA--2.5%
 $            740,000 Abbeville, AL, IDB Monthly VRDNs (Great Southern Wood          $      740,000
                      Preserving Co.)/(SouthTrust Bank of Alabama, Birmingham LOC)
            5,500,000 Selma, AL, IDB, Solid Waste Disposal Revenue Bonds (Series          5,500,000
                      A), 3.90% TOBs (International Paper Co.)/(International Paper
                      Co. GTD), Optional Tender 3/1/1998
                        TOTAL                                                             6,240,000
 ARKANSAS--5.7%
            3,100,000 Arkansas Development Finance Authority, Single Family               3,100,000
                      Mortgage Revenue Bonds (1997 Series D), 4.05% TOBs, Mandatory
                      Tender 7/1/1998
            2,500,000 Hope, AR, Solid Waste Disposal Revenue Bonds (Series 1994),         2,500,000
                      4.05% CP (Temple-Inland Forest Products Corp.
                      Project)/(Temple-Inland, Inc. GTD), Mandatory Tender
                      1/22/1998
            8,750,000 Miller County, AR, Solid Waste Disposal Revenue Bonds (Series       8,750,000
                      1996) Weekly VRDNs (Tyson Foods, Inc.)/(Commerzbank AG,
                      Frankfurt LOC)
                        TOTAL                                                            14,350,000
 DISTRICT OF COLUMBIA--4.2%
            8,000,000 District of Columbia Housing Finance Agency, (Series 1996B),        8,000,000
                      3.75% TOBs (Trinity Funding Company INV), Mandatory Tender
                      12/1/1997
            2,500,000 District of Columbia Housing Finance Agency, (Series 1997C),        2,500,000
                      4.05% TOBs (AIG Funding, Inc. INV), Mandatory Tender 9/1/1998
                        TOTAL                                                            10,500,000
 GEORGIA--8.0%
            1,500,000 Clayton County, GA Development Authority, (Series 1994)             1,500,000
                      Weekly VRDNs (Lear Seating Corp.)/ (Chase Manhattan Bank
                      N.A., New York LOC)
            2,100,000 Columbus, GA Housing Authority Weekly VRDNs (Ralston                2,100,000
                      Towers)/(Columbus Bank and Trust Co., GA LOC)
            2,775,000 Crisp County, GA Development Authority, (Series B), 4.10%           2,775,000
                      TOBs (Masonite Corporation)/ (International Paper Co. GTD),
                      Optional Tender 9/1/1998
            4,300,000 Franklin County, GA Industrial Building Authority, (Series          4,300,000
                      1995) Weekly VRDNs (Bosal Industries, Inc.)/(ABN AMRO Bank
                      N.V., Amsterdam LOC)
            5,800,000 Gwinnett County, GA IDA Daily VRDNs (Volvo AB)/(Union Bank of       5,800,000
                      Switzerland, Zurich LOC)
            3,300,000 Marietta, GA Housing Authority, Multifamily Housing Revenue         3,300,000
                      Bonds (Series 1995) Weekly VRDNs (Chalet Apartments
                      Project)/(General Electric Capital Corp. LOC)
              450,000 Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot,            450,000
                      Inc.)
                        TOTAL                                                            20,225,000

 MUNICIPAL CASH SERIES II

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 IDAHO--2.1%
 $          5,240,000 Idaho Housing Agency, Single Family Mortgage Bonds (PA-145)    $    5,240,000
                      Weekly VRDNs (Merrill Lynch Capital Services, Inc. LIQ)
 ILLINOIS--7.1%
            3,200,000 Chicago, IL, (Series 1997) Weekly VRDNs (Trendler
                      Components, 3,200,000 Inc.)/(American National Bank &
                      Trust LOC)
            7,000,000 Chicago, IL, Gas Supply Revenue Bonds (1993 Series B), 3.70%        7,000,000
                      TOBs (Peoples Gas Light & Coke Company), Optional Tender
                      12/1/1997
            1,610,000 Illinois Development Finance Authority Weekly VRDNs (Olympic        1,610,000
                      Steel, Inc.)/ (National City Bank, Cleveland, OH LOC)
            6,000,000 Illinois Housing Development Authority, (1997 Subseries B-2),       6,000,000
                      4.15% TOBs, Mandatory Tender 7/7/1998
                        TOTAL                                                            17,810,000
 INDIANA--1.8%
              160,000 Avilla, IN, IDRB Weekly VRDNs (Group Dekko                            160,000
                      International)/(Bank One, Indianapolis, N.A. LOC)
              565,000 Avilla, IN, IDRB Weekly VRDNs (Group Dekko                            565,000
                      International)/(Bank One, Indianapolis, N.A. LOC)
            1,415,000 Indiana Development Finance Authority, Economic Development         1,415,000
                      Revenue Refunding Bonds Weekly VRDNs (T. M. Morris
                      Manufacturing Co., Inc. Project)/(Bank One, Indianapolis,
                      N.A. LOC)
            1,000,000 Indiana Economic Development Commission, Revenue Bonds              1,000,000
                      (Series 1989) Weekly VRDNs (O'Neal Steel, Inc.)/(SouthTrust
                      Bank of Alabama, Birmingham LOC)
            1,300,000 Tipton, IN, (Series 1997) Weekly VRDNs (MCJS, LLC)/(Bank One,       1,300,000
                      Indianapolis, N.A. LOC)
                        TOTAL                                                             4,440,000
 KENTUCKY--6.5%
            5,000,000 Jefferson County, KY, (1997 Series A), 3.90% CP
                      (Louisville 5,000,000 Gas & Electric Company), Mandatory
                      Tender 1/21/1998
            5,000,000 Louisville & Jefferson County, KY Regional Airport Authority,       5,000,000
                      (Series 1996-A) Weekly VRDNs (National City Bank, Kentucky
                      LOC)
            2,590,000 Muhlenberg County, KY, (Series 1997) Weekly VRDNs (Plastic          2,590,000
                      Products Co. Project)/ (Norwest Bank Minnesota, Minneapolis
                      LOC)
            1,910,000 Muhlenberg County, KY, (Series A) Weekly VRDNs (Plastic             1,910,000
                      Products Co. Project)/ (Norwest Bank Minnesota, Minneapolis
                      LOC)
            2,000,000 Scottsville, KY, 4.50% TOBs (Sumitomo Electric Wiring               2,000,000
                      Systems)/(Sumitomo Bank Ltd., Osaka LOC), Optional Tender
                      5/1/1998
                        TOTAL                                                            16,500,000
 LOUISIANA--4.7%
            3,110,000 Louisiana HFA, Single Family Mortgage Revenue Bonds (Series         3,110,000
                      1997A-3), 3.75% TOBs (Trinity Funding Company INV), Mandatory
                      Tender 3/1/1998

 MUNICIPAL CASH SERIES II

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 LOUISIANA--CONTINUED
 $          8,885,000 Stephens Municipal Investment Products Company, Inc., (Series  $    8,885,000
                      1997-3) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(Bank of New
                      York Co., Inc. LIQ)
                        TOTAL                                                            11,995,000
 MARYLAND--1.5%
            1,400,000 Harford County, MD, EDRB (Series 1996) Weekly VRDNs (Citrus         1,400,000
                      and Allied Essences Ltd.)/ (First National Bank of Maryland,
                      Baltimore LOC)
            1,000,000 Maryland State Community Development Administration, (Series        1,000,000
                      1990A) Weekly VRDNs (College Estates)/(First National Bank of
                      Maryland, Baltimore LOC)
            1,500,000 Maryland State IDFA, (Series 1996) Weekly VRDNs (Chesapeake         1,500,000
                      Biological Labs, Inc.)/ (First Union National Bank,
                      Charlotte, N.C. LOC)
                        TOTAL                                                             3,900,000
 MASSACHUSETTS--2.7%
            2,000,000 Amherst-Pelham Regional School District, MA, 4.09% BANs,            2,001,288
                      2/13/1998
            4,800,000 Massachusetts IFA Weekly VRDNs (Commonwealth Laurel Lake            4,800,000
                      Realty)/(KeyBank, N.A. LOC)
                        TOTAL                                                             6,801,288
 MINNESOTA--1.2%
            1,000,000 Byron, MN IDB Weekly VRDNs (Schmidt Printing)/(Norwest
                      Bank 1,000,000 Minnesota, Minneapolis LOC)
            2,000,000 White Bear Lake, MN City of, (Series 1997), 4.5475% TOBs            2,000,000
                      (Century Townhomes)/ (Westdeutsche Landesbank Girozentrale
                      INV), Mandatory Tender 6/1/1998
                        TOTAL                                                             3,000,000
 MISSISSIPPI--5.5%
            5,000,000 Mississippi Business Finance Corp., (Series 1995) Weekly            5,000,000
                      VRDNs (Mississippi Baking Company L.L.C. Project)/(First
                      National Bank of Maryland, Baltimore LOC)
            7,500,000 Mississippi Home Corp., Multifamily Housing Adjustable/Fixed        7,500,000
                      Rate Revenue Bonds (Series 1997) Weekly VRDNs (Windsor Park
                      Apartments)/(SouthTrust Bank of Alabama, Birmingham LOC)
            1,400,000 Senatobia, MS Weekly VRDNs (Deltona Lighting Products,              1,400,000
                      Inc.)/(Southtrust Bank of West Florida, St. Petersburg LOC)
                        TOTAL                                                            13,900,000
 NEVADA--1.0%
            2,500,000 Director of the State of Nevada Weekly VRDNs
                      (Smithey-Oasis 2,500,000 Co.)/(Mellon Bank N.A.,
                      Pittsburgh LOC)
 NEW HAMPSHIRE--7.7%
            6,080,000 New Hampshire Business Finance Authority, IDRB (Series A)           6,080,000
                      Weekly VRDNs (Upper Valley Press)/(KeyBank, N.A. LOC)

MUNICIPAL CASH SERIES II

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 NEW HAMPSHIRE--CONTINUED
 $         11,450,000 New Hampshire Business Finance Authority, PCR Bonds (Series    $   11,450,000
                      A), 3.95% CP (New England Power Co.), Mandatory Tender
                      12/11/1997
            2,000,000 New Hampshire State IDA, (Series 1991), 4.10% TOBs                  2,000,000
                      (International Paper Co.), Optional Tender 10/15/1998
                        TOTAL                                                            19,530,000
 NEW MEXICO--0.6%
              500,000 New Mexico Mortgage Finance Authority, (Series D-2), 3.95%            500,000
                      TOBs (FGIC INV), Mandatory Tender 6/15/1998
            1,000,000 New Mexico Mortgage Finance Authority, Single Family Mortgage       1,000,000
                      Program Bonds (1997 Issue 2), 3.90% TOBs (FGIC INV),
                      Mandatory Tender 10/15/1998
                        TOTAL                                                             1,500,000
 NORTH CAROLINA--3.2%
            8,100,000 Wilson County, NC PCA, (Series 1994) Weekly VRDNs
                      (Granutec, 8,100,000 Inc.)/(Branch Banking & Trust Co,
                      Wilson LOC)
 NORTH DAKOTA--0.7%
            1,675,000 Fargo, ND, IDRB (Series 1994) Weekly VRDNs (Pan-O-Gold Baking       1,675,000
                      Co. Project)/ (Norwest Bank Minnesota, Minneapolis LOC)
 OKLAHOMA--3.1%
            7,720,000 Tulsa County, OK HFA, CDC Municipal Products, Inc. Class A          7,720,000
                      Certificates (Series 1996E) Weekly VRDNs (GNMA COL)/(CDC
                      Municipal Products, Inc. LIQ)
 PENNSYLVANIA--6.0%
              450,000 Pennsylvania EDFA Weekly VRDNs (Respironics, Inc.)/(PNC Bank,         450,000
                      N.A. LOC)
            1,652,000 Pennsylvania EDFA, (Series 1992 C) Weekly VRDNs (Leonard H.         1,652,000
                      Berenfield/Berenfield Containers)/(PNC Bank, Ohio, N.A. LOC)
            3,000,000 Pennsylvania EDFA, Economic Development Revenue Bonds (1996         3,000,000
                      Series D6) Weekly VRDNs (Toyo Tanso Specialty Materials,
                      Inc.)/(PNC Bank, N.A. LOC)
           10,000,000 Philadelphia, PA, GO (Series 1990), 4.10% CP (Fuji Bank,           10,000,000
                      Ltd., Tokyo LOC), Mandatory Tender 1/21/1998
                        TOTAL                                                            15,102,000
 SOUTH DAKOTA--10.3%
            2,500,000 South Dakota Housing Development Authority, (Series G), 3.95%       2,500,000
                      TOBs, Mandatory Tender 8/13/1998
           23,400,000 South Dakota Housing Development Authority, Homeownership          23,400,000
                      Mortgage Bonds (1997 Series E) Weekly VRDNs
                        TOTAL                                                            25,900,000

 MUNICIPAL CASH SERIES II

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 TEXAS--4.7%
 $          5,200,000 Angelina and Neches River Authority, Texas, Solid Waste        $    5,200,000
                      Disposal Revenue Bonds (Series 1993), 4.00% CP (Temple-Eastex
                      Inc. Project)/(Temple-Inland, Inc. GTD), Mandatory Tender
                      12/5/1997
            4,100,000 Angelina and Neches River Authority, Texas, Solid Waste             4,100,000
                      Disposal Revenue Bonds (Series 1993), 4.05% CP (Temple-Eastex
                      Inc. Project)/(Temple-Inland, Inc. GTD), Mandatory Tender
                      1/20/1998
            2,700,000 Lubbock, TX IDC Daily VRDNs (McLane Co.,
                      Inc.)/(Nationsbank, 2,700,000 N.A., Charlotte LOC)
                        TOTAL                                                            12,000,000
 UTAH--1.7%
            4,435,000 Utah County, UT, Industrial Development Revenue Bonds (Series       4,435,000
                      1992) Weekly VRDNs (McWane, Inc. Project)/(Amsouth Bank N.A.,
                      Birmingham LOC)
 VIRGINIA--1.7%
              500,000 Campbell County, VA IDA, Solid Waste Disposal Facilities              500,000
                      Revenue ACES Weekly VRDNs (Georgia-Pacific Corp.)/(Industrial
                      Bank of Japan Ltd., Tokyo LOC)
              900,000 Carroll County, VA IDA, IDRB (Series 1995) Weekly VRDNs               900,000
                      (Kentucky Derby Hosiery Co., Inc. Project)/(Bank One,
                      Kentucky LOC)
            2,900,000 South Hill, VA IDA, (Series 1997) Weekly VRDNs (International       2,900,000
                      Veneer Co., Inc.)/(Bank One, Indianapolis, N.A. LOC)
                        TOTAL                                                             4,300,000
 WEST VIRGINIA--0.8%
            2,000,000 Ritchie County, WV, IDRB (Series 1996) Weekly VRDNs (Simonton       2,000,000
                      Building Products, Inc.)/ (PNC Bank, N.A. LOC)
 WISCONSIN--6.9%
            1,700,000 Combined Locks, WI, Development Revenue Bonds, Series 1997          1,700,000
                      Weekly VRDNs (Appleton Papers)/(Bank of Nova Scotia, Toronto
                      LOC)
            1,000,000 Howard-Suamico, WI School District, 4.07% TRANs, 8/21/1998          1,000,132
            2,840,000 McFarland, WI School District, 4.75% BANs, 12/15/1997               2,840,524
            1,520,000 Milwaukee, WI Weekly VRDNs (Pelton Casteel, Inc.)/(Norwest          1,520,000
                      Bank Minnesota, Minneapolis LOC)
            1,050,000 New Richmond, WI School District, 4.22% TRANs, 10/30/1998
            1,051,102 2,500,000 Pewaukee, WI School District, 4.19% TRANs,
            9/17/1998 2,501,713 2,000,000 Plymouth, WI IDB Weekly VRDNs (Great
            Lakes Cheese)/(Rabobank 2,000,000
                      Nederland, Utrecht LOC)
            1,150,000 Portage, WI, IDRB (Series 1994) Weekly VRDNs (Portage               1,150,000
                      Industries Corp. Project)/(Bank One, Wisconsin, N.A. LOC)
            1,065,000 Wisconsin Health and Educational Facilities Authority,              1,065,078
                      Revenue Refunding Bonds (Series 1997-B), 4.00% Bonds (United
                      Health Group, Inc.)/(MBIA Insurance Corporation INS),
                      12/15/1997

 MUNICIPAL CASH SERIES II

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 WISCONSIN--CONTINUED
 $            300,000 (b)Wisconsin Housing & Economic Development Authority,         $      300,000
                      (Series B), 4.15% TOBs (FSA INS)/ (Corestates Bank N.A.,
                      Philadelphia, PA LIQ), Optional Tender 12/1/1997
            2,155,000 Wisconsin Housing & Economic Development Authority, Business        2,155,000
                      Development Revenue Bonds (Series 1995) Weekly VRDNs (Carlson
                      Tool & Manufacturing Corp.)
                        TOTAL                                                            17,283,549
                        TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                      $ 256,946,837

Securities that are subject to Alternative Minimum Tax represent 91.26% of the portfolio as calculated based upon total portfolio market value.

(a) The fund may only invest in securities rated in one of the two highest short-term rating categories by one or more nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group, MIG-1, or MIG-2 by Moody's Investors Service, Inc., or F-1+, F-1, and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At November 30, 1997, the portfolio securities were rated as follows:

Tier Rating Percent Based on Total Market Value (unaudited)

 FIRST TIER   SECOND TIER
     88.4%       11.6%

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At November 30, 1997, these securities amounted to $300,000 which represents 0.1% of net assets.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($252,266,986) at November 30, 1997.

The following acronym(s) are used throughout this portfolio:

ACES --Adjustable Convertible Extendable Securities BANs --Bond Anticipation Notes COL --Collateralized CP --Commercial Paper EDA --Economic Development Authority EDFA --Economic Development Financing Authority EDRB --Economic Development Revenue Bonds FGIC --Financial Guaranty Insurance Company FSA --Financial Security Assurance GNMA --Government National Mortgage Association GO --General Obligation GTD --Guaranty HFA --Housing Finance Authority IDA --Industrial Development Authority IDB --Industrial Development Bond IDC --Industrial Development Corporation IDRB --Industrial Development Revenue Bond IDFA --Industrial Development Finance Authority IFA --Industrial Finance Authority INS --Insured INV --Investment Agreement LIQ --Liquidity Agreement LLC --Limited Liability Corporation LOC --Letter of Credit MBIA --Municipal Bond Investors Assurance PCA --Pollution Control Authority PCR --Pollution Control Revenue TOBs --Tender Option Bonds TRANs --Tax and Revenue Anticipation Notes VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES
                          MUNICIPAL CASH SERIES II
                       NOVEMBER 30, 1997 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                         $ 256,946,837
 Income receivable                                                                        1,733,386
   Total assets                                                                         258,680,223
 LIABILITIES:
 Payable for investments purchased                                    $ 6,000,000
 Income distribution payable                                              239,738
 Payable to Bank                                                           86,080
 Accrued expenses                                                          87,419
   Total liabilities                                                                      6,413,237
 NET ASSETS for 252,266,986 shares outstanding                                        $ 252,266,986
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $252,266,986 / 252,266,986 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS
                          MUNICIPAL CASH SERIES II
               SIX MONTHS ENDED NOVEMBER 30, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                                $  5,177,763
 EXPENSES:
 Investment advisory fee                                                $   666,913
 Administrative personnel and services fee                                  100,704
 Custodian fees                                                              13,636
 Transfer and dividend disbursing agent fees and expenses                    40,133
 Directors'/Trustees' fees                                                    3,858
 Auditing fees                                                                6,699
 Legal fees                                                                   3,256
 Portfolio accounting fees                                                   40,196
 Distribution services fee                                                  266,765
 Share registration costs                                                    12,114
 Printing and postage                                                         7,660
 Insurance premiums                                                           1,450
 Miscellaneous                                                                1,871
   Total expenses                                                         1,165,255
 Waiver --
   Waiver of investment advisory fee                                        (82,548)
     Net expenses                                                                           1,082,707
       Net investment income                                                             $  4,095,056

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS
                          MUNICIPAL CASH SERIES II

                                                                      SIX MONTHS
                                                                        ENDED
                                                                      (UNAUDITED)      YEAR ENDED
                                                                     NOVEMBER 30,        MAY 31,
                                                                         1997              1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                             $    4,095,056   $     5,215,377
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                              (4,095,056)       (5,215,377)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                         606,038,518     1,009,714,269
 Net asset value of shares issued to shareholders in payment of         3,854,689         4,290,294
 distributions declared
 Cost of shares redeemed                                             (610,732,705)     (820,786,309)
   Change in net assets resulting from share transactions                (839,498)      193,218,254
     Change in net assets                                                (839,498)      193,218,254
 NET ASSETS:
 Beginning of period                                                  253,106,484        59,888,230
 End of period                                                     $  252,266,986   $   253,106,484

(See Notes which are an integral part of the Financial Statements)

                            FINANCIAL HIGHLIGHTS
               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS
                                       ENDED
                                      NOVEMBER 30,           YEAR ENDED MAY 31,
                                        1997         1997   1996     1995      1994     1993
NET ASSET VALUE, BEGINNING OF PERIOD  $ 1.00       $ 1.00   $ 1.00  $ 1.00   $ 1.00    $ 1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                   0.02         0.03     0.03    0.03     0.02      0.02
LESS DISTRIBUTIONS
Distributions from net
investment income                      (0.02)       (0.03)   (0.03)  (0.03)   (0.02)    (0.02)
NET ASSET VALUE, END OF PERIOD        $ 1.00       $ 1.00   $ 1.00  $ 1.00   $ 1.00    $ 1.00
TOTAL RETURN(A)                         1.55%        2.96%    3.22%   3.02%    1.99%     2.29%
RATIOS TO AVERAGE NET ASSETS
Expenses                                0.81%*       0.79%    0.79%   0.79%    0.79%     0.77%
Net investment income                   3.07%*       2.93%    3.17%   2.91%    1.97%     2.23%
Expense waiver/reimbursement(b)         0.06%*       0.16%    0.31%   0.23%    0.28%     0.50%
SUPPLEMENTAL DATA
Net assets, end of period
(000 omitted)                       $252,267     $253,106  $59,888 $67,611 $131,770  $104,563

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS
                          MUNICIPAL CASH SERIES II
                        NOVEMBER 30, 1997 (UNAUDITED)

ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Municipal Cash Series II (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees (the "Trustees"). The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

Additional information on each restricted security held at November 30, 1997, is as follows:

                                                       ACQUISITION    ACQUISITION
  SECURITY                                                 DATE           COST
 Wisconsin Housing & Economic Development Authority,    9/1/1997       $300,000
 Business Development Revenue Bonds (Series 1995)

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 1997, capital paid-in aggregated $252,266,986. Transactions in shares were as follows:

                                                                        SIX MONTHS
                                                                           ENDED            YEAR ENDED
                                                                      NOVEMBER 30, 1997    MAY 31, 1997
 Shares sold                                                             606,038,518        1,009,714,269
 Shares issued to shareholders in payment of distributions declared        3,854,689            4,290,294
 Shares redeemed                                                        (610,732,705)        (820,786,309)
   Net change resulting from share transactions                             (839,498)         193,218,254

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended November 30, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $195,460,000 and $259,945,000, respectively.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                                  TRUSTEES

                               John F. Donahue

                              Thomas G. Bigley

                             John T. Conroy, Jr.

                             William J. Copeland

                           J. Christopher Donahue

                                James E. Dowd

                           Lawrence D. Ellis, M.D.

                           Edward L. Flaherty, Jr.

                               Peter E. Madden

                             John E. Murray, Jr.

                              Wesley W. Posvar

                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue

                                  Chairman

                              Richard B. Fisher

                                  President

                           J. Christopher Donahue

                          Executive Vice President

                             Edward C. Gonzales

                          Executive Vice President

                              John W. McGonigle

             Executive Vice President, Treasurer, and Secretary

                              J. Crilley Kelly

                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Federated Securities Logo]

MUNICIPAL CASH SERIES II


Federated Securities Corp., Distributor

Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

1-800-245-7400
www.federatedinvestors.com

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
NOVEMBER 30, 1997

Cusip 147552103
1121604 (1/98)





                             PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report for Treasury Cash Series II, a portfolio of Cash Trust Series II, which covers the six-month reporting period ended November 30, 1997. The report begins with an investment review by the fund's portfolio manager, which is followed by a complete listing of the fund's investments and its financial statements.

During the reporting period, the fund paid a total of $0.02 in dividends per share. In addition to income on their ready cash, the fund also offers shareholders the important advantages of daily liquidity and stability of principal.* Assets totaled $285 million at the end of the reporting period.

At the end of the reporting period, 83.5% of the fund's net assets was invested in repurchase agreements backed by U.S. government securities because these securities offered a yield advantage over many direct government securities. The remainder of the fund's assets was invested in direct U.S. Treasury bills and notes.

Thank you for choosing Treasury Cash Series II as a convenient way to keep your cash working every day through the relative safety of U.S. Treasury obligations. Please contact your investment representative if you have any questions about your investment.

Sincerely,
[Graphic]
Richard B. Fisher
President
January 15, 1998

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will be able to do so. An investment in this fund is not insured or guaranteed by the U.S. government.

                              INVESTMENT REVIEW

Treasury Cash Series II invests in direct obligations of the U.S. Treasury, either in the form of notes and bills or as collateral for repurchase agreements. The fund is rated AAAm by Standard & Poor's Rating Group ("S&P") and Aaa by Moody's Investors Service, Inc. ("Moody's").*

Over the six months ended November 30, 1997, Federal Reserve Board (the "Fed") policy remained on hold with the federal funds target rate at 5.50%. Economic fundamentals remained strong over the reporting period, but inflationary pressures remained benign. On the heels of the 25 basis point tightening by the Fed in late March, 1997, short-term interest rates gradually declined over the second quarter as fears of another near-term Fed tightening receded notably in light of little to no evidence of price pressures. The market then traded within a fairly narrow range through the summer months, with few new developments to break it out of its holding pattern. Fed tightening fears were rekindled in early October, however, as comments by Fed officials indicated an internal debate at the Fed over whether tight labor markets and above-trend growth would eventually lead to inflationary pressures, and many analysts expected a 25 basis point hike in the federal funds target rate at the Fed's November 12 Federal Open-Market Committee meeting. Turmoil in the overseas markets in late October and into November, particularly in the Asian equity markets, took pressure off of the Fed in the near term, however, and put them back on the sidelines until the situation stabilizes.

Very short-term Treasury bills were heavily influenced by technical factors over the reporting reporting period--namely, a reduction in the overall Treasury bill auction sizes due to stronger than expected tax receipts and continued improvement in the budget deficit. As a result, movements in the relatively longer 1-year Treasury bill were the best barometer of the shifting market sentiment over the reporting period. The yield on this security declined steadily from 5.75% in early June to 5.50% in early July, then traded within a fairly narrow range until early October. The yield then rose to 5.60% by the middle of October as Fed tightening expectations resurfaced, plunged to 5.20% in the midst of the Asian crisis as investors sought a safe haven in Treasury securities, and ended the reporting period around 5.50% as the overseas markets found some tenuous support.

Over the reporting period, the fund was targeted in a 35- to 45-day average maturity range, representing a neutral stance. The average maturity of the fund varied within that range according to relative value opportunities available in the Treasury market. Technical influences in shorter-term Treasury securities offered opportunities to sell out of these securities and reinvest farther out the curve. The fund remained barbelled in structure, combining a significant position in overnight and term repurchase agreements with purchases of Treasury bills and notes with 6- to 12-month maturities. Although the economic fundamentals still point to an economy with a decent head of steam, the uncertainty about the recent developments in Asia is likely to keep the Fed on hold for the time being, and the fund will likely maintain its current stance in the near term.

* These ratings are obtained after S&P evaluates a number of factors, including credit quality, market price exposure and management. S&P monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds and bond funds rated Aaa by Moody's are judged to be of an investment quality similar to Aaa-rated, fixed-income obligations, that is, they are judged to be of the best quality. Ratings are subject to change and do not remove market risks.

                          PORTFOLIO OF INVESTMENTS
                          TREASURY CASH SERIES II
                             NOVEMBER 30, 1997

      PRINCIPAL
       AMOUNT                                                                            VALUE

 SHORT-TERM U.S. TREASURY OBLIGATIONS--22.1%
 (A)U.S. TREASURY BILLS--4.5%
 $         13,000,000 5.300% - 5.625%, 12/16/97 - 6/25/1998                          $   12,839,459
 U.S. TREASURY NOTE--17.6%
           50,000,000 6.250%, 6/30/1998                                                  50,122,809
                          Total Short-Term U.S. Treasury Obligations                     62,962,268
 (B)REPURCHASE AGREEMENTS--83.5%
            2,000,000 (c)Credit Suisse First Boston, Inc., 5.49%, dated 10/28/1997,       2,000,000
                      due 12/31/1997
            2,000,000 (c)Credit Suisse First Boston, Inc., 5.54%, dated 10/28/1997,       2,000,000
                      due 1/15/1998
            4,000,000 (c)Deutsche Bank Government Securities, Inc., 7.30%, dated          4,000,000
                      11/24/1997, due 1/5/1998
            6,000,000 (c)Morgan Stanley Group, Inc., 5.56%, dated 10/29/1997, due         6,000,000
                      1/27/1998
            6,000,000 (c)Swiss Bank Capital Markets, 5.62%, dated 11/20/1997, due         6,000,000
                      1/20/1998
            7,000,000 (c)Morgan Stanley Group, Inc., 5.56%, dated 10/15/1997, due         7,000,000
                      1/12/1998
            7,000,000 (c)Swiss Bank Capital Markets, 5.54%, dated 10/2/1997, due          7,000,000
                      1/2/1998
            8,000,000 (c)Goldman Sachs Group, LP, 5.54%, dated 10/28/1997, due            8,000,000
                      1/26/1998
           10,000,000 Bank of Tokyo-Mitsubishi Ltd., 5.72%, dated 11/28/1997, due        10,000,000
                      12/1/1997
           10,000,000 Barclays de Zoete Wedd Securities, Inc., 5.72%, dated              10,000,000
                      11/28/1997, due 12/1/1997
           10,000,000 Bear, Stearns and Co., 5.72%, dated 11/28/1997, due
           12/1/1997 10,000,000 10,000,000 CIBC Wood Gundy Securities Corp.,
           5.70%, dated 11/28/1997, 10,000,000
                      due 12/1/1997
           10,000,000 Deutsche Bank Government Securities, Inc., 5.72%, dated            10,000,000
                      11/28/1997, due 12/1/1997
           10,000,000 Donaldson, Lufkin and Jenrette Securities Corp., 5.70%, dated      10,000,000
                      11/28/1997, due 12/1/1997
           10,000,000 Greenwich Capital Markets, Inc., 5.72%, dated 11/28/1997, due      10,000,000
                      12/1/1997
           10,000,000 J.P. Morgan & Co., Inc., 5.70%, dated 11/28/1997, due              10,000,000
                      12/1/1997
           10,000,000 Merrill Lynch, Pierce, Fenner and Smith, 5.72%, dated              10,000,000
                      11/28/1997, due 12/1/1997
           10,000,000 Morgan Stanley Group, Inc., 5.72%, dated 11/28/1997, due           10,000,000
                      12/1/1997
           10,000,000 Societe Generale Securities Corp., 5.70%, dated 11/28/1997,        10,000,000
                      due 12/1/1997
           10,000,000 Toronto Dominion Securities (USA) Inc., 5.72%, dated               10,000,000
                      11/28/1997, due 12/1/1997
           10,000,000 Westdeutsche Landesbank Girozentrale, 5.70%, dated                 10,000,000
                      11/28/1997, due 12/1/1997

TREASURY CASH SERIES II

      PRINCIPAL
       AMOUNT                                                                            VALUE

 (B)REPURCHASE AGREEMENTS--CONTINUED
 $         15,000,000 BT Securities Corp., 5.73%, dated 11/28/1997, due 12/1/1997    $   15,000,000
           15,000,000 UBS Securities, Inc., 5.73%, dated 11/28/1997, due 12/1/1997       15,000,000
           36,100,000 Swiss Bank Capital Markets, 5.70%, dated 11/28/1997, due           36,100,000
                      12/1/1997
                          Total Repurchase Agreements                                   238,100,000
                          Total Investments (at amortized cost)(d)                    $ 301,062,268

(a) The issue shows the rate of discount at time of purchase.

(b) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(c) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(d) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($285,282,411) at November 30, 1997.

The following acronym is used throughout this portfolio:

LP--Limited Partnership

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES
                          TREASURY CASH SERIES II
                       NOVEMBER 30, 1997 (UNAUDITED)

 ASSETS:
 Investments in repurchase agreements                                  $ 238,100,000
 Investments in securities                                               62,962,268
   Total investments in securities, at amortized cost and value                       $ 301,062,268
 Income receivable                                                                        1,159,324
   Total assets                                                                         302,221,592
 LIABILITIES:
 Payable for investments purchased                                       12,035,243
 Income distribution payable                                                984,880
 Payable to Bank                                                          3,853,389
 Accrued expenses                                                            65,669
   Total liabilities                                                                     16,939,181
 Net Assets for 285,282,411 shares outstanding                                        $ 285,282,411
 NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PROCEEDS PER SHARE:
 $285,282,411 / 285,282,411 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS
                          TREASURY CASH SERIES II
               SIX MONTHS ENDED NOVEMBER 30, 1997 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                              $  9,218,537
 EXPENSES:
 Investment advisory fee                                                $   824,630
 Administrative personnel and services fee                                  124,519
 Custodian fees                                                              23,516
 Transfer and dividend disbursing agent fees and expenses                     3,942
 Directors'/Trustees' fees                                                    4,948
 Auditing fees                                                                6,351
 Legal fees                                                                   1,895
 Portfolio accounting fees                                                   38,599
 Distribution services fee                                                  318,307
 Share registration costs                                                    12,517
 Printing and postage                                                         3,133
 Insurance premiums                                                           2,639
 Taxes                                                                          825
 Miscellaneous                                                                4,453
   Total expenses                                                                         1,370,274
     Net investment income                                                             $  7,848,263

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS
                           TREASURY CASH SERIES II

                                   SIX MONTHS
                                      ENDED
                             (UNAUDITED) YEAR ENDED
                                                                   NOVEMBER 30,        MAY 31,
                                                                       1997              1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                             $    7,848,263   $    16,144,501
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                             (7,848,263)      (16,144,501)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                         400,979,081       680,043,354
 Net asset value of shares issued to shareholders in payment of         4,888,494        11,709,406
 distributions declared
 Cost of shares redeemed                                            (463,656,145)     (751,059,885)
   Change in net assets resulting from share transactions            (57,788,570)      (59,307,125)
     Change in net assets                                            (57,788,570)      (59,307,125)
 NET ASSETS:
 Beginning of period                                                  343,070,981       402,378,106
 End of period                                                     $  285,282,411   $   343,070,981

(See Notes which are an integral part of the Financial Statements)

                            FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                         SIX MONTHS
                            ENDED
                         (UNAUDITED)
                         NOVEMBER 30,             YEAR ENDED MAY 31,
                             1997      1997      1996      1995      1994      1993
NET ASSET VALUE,
BEGINNING OF PERIOD         $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
INCOME FROM
INVESTMENT OPERATIONS
Net investment income        0.02      0.05      0.05      0.04      0.02      0.03
LESS DISTRIBUTIONS
Distributions from net
investment income           (0.02)    (0.05)    (0.05)    (0.04)    (0.02)    (0.03)
NET ASSET VALUE,
END OF PERIOD               $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
TOTAL RETURN(A)              2.42%     4.65%     4.97%     4.47%     2.47%     2.64%
RATIOS TO AVERAGE
NET ASSETS
Expenses                     0.83%*    0.85%     0.86%     0.88%     0.89%     0.78%
Net investment income        4.76%*    4.55%     4.83%     4.40%     2.42%     2.55%
Expense waiver/
reimbursement(b)             0.00%*    0.01%     0.01%     0.00%     0.05%     0.19%
SUPPLEMENTAL DATA
Net assets, end of
period (000 omitted)     $285,282  $343,071  $402,378  $243,651  $229,882  $310,648

* Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS
                          TREASURY CASH SERIES II
                        NOVEMBER 30, 1997 (UNAUDITED)

ORGANIZATION

Cash Trust Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Treasury Cash Series II (the "Fund"). The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At November 30, 1997, capital paid-in aggregated $285,282,411.

Transactions in shares were as follows:

                                                                         Six Months
                                                                            Ended       Year Ended
                                                                         November 30,     May 31,
                                                                             1997          1997
 Shares sold                                                              400,979,081   680,043,354
 Shares issued to shareholders in payment of distributions
 declared                                                                  4,888,494    11,709,406
 Shares redeemed                                                        (463,656,145) (751,059,885)
   Net change resulting from share transactions                          (57,788,570)  (59,307,125)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's shares. The Plan provides that the Fund may incur distribution expenses up to 0.20% of the average daily net assets of the Fund shares, annually, to reimburse FSC.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                                  TRUSTEES
                               John F. Donahue
                              Thomas G. Bigley
                             John T. Conroy, Jr.
                             William J. Copeland
                           J. Christopher Donahue
                                James E. Dowd
                           Lawrence D. Ellis, M.D.
                           Edward L. Flaherty, Jr.
                               Peter E. Madden
                             John E. Murray, Jr.
                              Wesley W. Posvar
                              Marjorie P. Smuts

                                  OFFICERS
                               John F. Donahue
                                  Chairman

                              Richard B. Fisher
                                  President

                           J. Christopher Donahue
                          Executive Vice President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
             Executive Vice President, Treasurer, and Secretary

                              J. Crilley Kelly
                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]
Treasury Cash Series II
Semi-Annual Report to Shareholders
November 30, 1997

[Graphic]
Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 147552301
1121606 (1/98)
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